12. CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2019
Interest expense	$ 156,941
Convertible Promissory Note [Member]
Accrued interest		$ 58,411
Convertible Redeemable Promissory Note [Member]
Accrued interest		$ 41,361